UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: October 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

FORM N-Q

OCTOBER 31, 2013

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of investments (unaudited)	October 31, 2013

SECURITY	SHARES	VALUE
COMMON STOCKS - 71.6%
CONSUMER DISCRETIONARY - 8.8%
Hotels, Restaurants & Leisure - 1.4%
Yum! Brands Inc.	29,380	$1,986,675

Multiline Retail - 2.1%
Target Corp.	47,230	3,060,032

Specialty Retail - 2.8%
TJX Cos. Inc.	68,110	4,140,407

Textiles, Apparel & Luxury Goods - 2.5%
V.F. Corp.	17,290	3,717,350

TOTAL CONSUMER DISCRETIONARY		12,904,464

CONSUMER STAPLES - 7.3%
Beverages - 0.7%
PepsiCo Inc.	12,645	1,063,318

Food & Staples Retailing - 2.3%
CVS Caremark Corp.	52,350	3,259,311

Food Products - 1.5%
Darling International Inc.	49,800	1,158,846	*
General Mills Inc.	20,810	1,049,240

Total Food Products		2,208,086

Household Products - 0.4%
Procter & Gamble Co.	7,780	628,235

Personal Products - 2.4%
Estee Lauder Cos. Inc., Class A Shares	49,360	3,502,586

TOTAL CONSUMER STAPLES		10,661,536

ENERGY - 8.6%
Energy Equipment & Services - 5.5%
National-Oilwell Varco Inc.	35,230	2,859,971
Schlumberger Ltd.	31,130	2,917,504
Tetra Technology Inc.	86,250	2,253,712	*

Total Energy Equipment & Services		8,031,187

Oil, Gas & Consumable Fuels - 3.1%
Apache Corp.	35,600	3,161,280
Hess Corp.	16,920	1,373,904

Total Oil, Gas & Consumable Fuels		4,535,184

TOTAL ENERGY		12,566,371

FINANCIALS - 11.8%
Capital Markets - 2.3%
State Street Corp.	48,515	3,399,446

Commercial Banks - 4.7%
U.S. Bancorp	89,335	3,337,556
Wells Fargo & Co.	83,140	3,549,246

Total Commercial Banks		6,886,802

Consumer Finance - 2.3%
American Express Co.	40,990	3,352,982

Insurance - 2.5%
Arch Capital Group Ltd.	62,150	3,602,214	*

TOTAL FINANCIALS		17,241,444

HEALTH CARE - 9.4%
Biotechnology - 1.0%
Gilead Sciences Inc.	20,090	1,426,189	*

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2013

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - 1.4%
Covidien PLC	33,360	$2,138,710

Health Care Providers & Services - 3.4%
Express Scripts Holding Co.	39,290	2,456,411	*
UnitedHealth Group Inc.	36,190	2,470,329

Total Health Care Providers & Services		4,926,740

Health Care Technology - 1.8%
Cerner Corp.	47,600	2,667,028	*

Pharmaceuticals - 1.8%
Allergan Inc.	17,210	1,559,398
Novo-Nordisk A/S, ADR	6,480	1,080,022

Total Pharmaceuticals		2,639,420

TOTAL HEALTH CARE		13,798,087

INDUSTRIALS - 7.2%
Commercial Services & Supplies - 0.6%
Covanta Holding Corp.	51,630	886,487

Construction & Engineering - 1.5%
Quanta Services Inc.	72,900	2,202,309	*

Machinery - 3.6%
Danaher Corp.	43,000	3,099,870
Illinois Tool Works Inc.	27,060	2,132,058

Total Machinery		5,231,928

Road & Rail - 1.5%
Union Pacific Corp.	14,530	2,199,842

TOTAL INDUSTRIALS		10,520,566

INFORMATION TECHNOLOGY - 13.0%
Communications Equipment - 2.9%
Cisco Systems Inc.	72,160	1,623,600
QUALCOMM Inc.	37,690	2,618,324

Total Communications Equipment		4,241,924

Computers & Peripherals - 3.3%
Apple Inc.	5,290	2,763,232
NetApp Inc.	50,945	1,977,175

Total Computers & Peripherals		4,740,407

Internet Software & Services - 3.3%
eBay Inc.	40,200	2,118,942	*
Google Inc., Class A Shares	2,650	2,731,037	*

Total Internet Software & Services		4,849,979

IT Services - 1.6%
Accenture PLC, Class A Shares	31,560	2,319,660

Software - 1.9%
SAP AG, ADR	13,640	1,068,694
VMware Inc., Class A Shares	21,380	1,737,767	*

Total Software		2,806,461

TOTAL INFORMATION TECHNOLOGY		18,958,431

MATERIALS - 2.2%
Chemicals - 2.2%
Air Products & Chemicals Inc.	19,254	2,098,879
Potash Corp. of Saskatchewan Inc.	35,695	1,110,114

TOTAL MATERIALS		3,208,993

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2013

SECURITY			SHARES	VALUE
TELECOMMUNICATION SERVICES - 1.7%
Wireless Telecommunication Services - 1.7%
Crown Castle International Corp.			32,750	$2,489,655	*

UTILITIES - 1.6%
Water Utilities - 1.6%
American Water Works Co. Inc.			54,830	2,350,562

TOTAL COMMON STOCKS (Cost - $66,895,129)				104,700,109

	RATE	MATURITY DATE	FACE AMOUNT
ASSET-BACKED SECURITIES - 0.5%
Nelnet Student Loan Trust, 2008-2 A4 (Cost - $694,613)	1.951%	6/26/34	$665,000	$693,354	(a)

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.8%
Banc of America Commercial Mortgage Inc., 2005-1 A4	5.168%	11/10/42	304,118	310,354	(a)
Commercial Mortgage Pass Through Certificates, 2007-C9 AAB	5.800%	12/10/49	367,815	384,113	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 2837 ED	5.000%	8/15/19	15,306	15,887
Federal Home Loan Mortgage Corp. (FHLMC), 3835 BA	4.000%	8/15/38	389,161	411,370
Federal Home Loan Mortgage Corp. (FHLMC), 4003 WV	3.500%	4/15/22	415,512	436,812
Federal Home Loan Mortgage Corp. (FHLMC), 4030 JA	3.500%	12/15/41	899,085	894,290
Federal National Mortgage Association (FNMA), 2011-053 CY	4.000%	6/25/41	210,717	223,650
Federal National Mortgage Association (FNMA), 2011-111 VA	4.000%	1/25/23	361,692	367,944
Government National Mortgage Association (GNMA), 2009-46 G	4.500%	9/20/34	264,766	270,889
Government National Mortgage Association (GNMA), 2009-93 PB	3.000%	12/16/38	366,728	378,893
Government National Mortgage Association (GNMA), 2010-43 QD, PAC	3.000%	11/20/37	231,072	238,648
Government National Mortgage Association (GNMA), 2010-56 BA	4.500%	2/20/36	166,133	171,755
LB-UBS Commercial Mortgage Trust, 2004-C4 A3	5.374%	6/15/29	8,576	8,649	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $4,165,731)				4,113,254

CORPORATE BONDS & NOTES - 14.2%
CONSUMER DISCRETIONARY - 0.6%
Media - 0.6%
Comcast Corp., Senior Notes	5.650%	6/15/35	600,000	668,853
Viacom Inc., Senior Notes	2.500%	9/1/18	150,000	151,729

TOTAL CONSUMER DISCRETIONARY				820,582

CONSUMER STAPLES - 0.5%
Beverages - 0.5%
PepsiCo Inc., Senior Notes	5.000%	6/1/18	655,000	746,099

ENERGY - 0.8%
Energy Equipment & Services - 0.1%
FMC Technologies Inc., Senior Notes	2.000%	10/1/17	125,000	124,412

Oil, Gas & Consumable Fuels - 0.7%
ONEOK Partners LP, Senior Notes	2.000%	10/1/17	150,000	149,741
Petrobras International Finance Co., Senior Notes	3.500%	2/6/17	675,000	686,821

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - continued
Statoil ASA, Senior Notes	3.125%	8/17/17	$190,000	$202,436

Total Oil, Gas & Consumable Fuels				1,038,998

TOTAL ENERGY				1,163,410

FINANCIALS - 7.7%
Capital Markets - 0.9%
BlackRock Inc., Senior Notes	3.500%	12/10/14	415,000	429,199
BlackRock Inc., Senior Notes	4.250%	5/24/21	400,000	433,609
Goldman Sachs Group Inc., Senior Notes	3.625%	2/7/16	425,000	448,825

Total Capital Markets				1,311,633

Commercial Banks - 3.2%
Bank of Montreal, Senior Notes	1.400%	9/11/17	225,000	224,194
Bank of Nova Scotia, Senior Notes	2.375%	12/17/13	295,000	295,746
Bank of Nova Scotia, Senior Notes	2.050%	10/7/15	250,000	256,858
Bank of Nova Scotia, Senior Notes	2.050%	10/30/18	350,000	351,390
Barclays Bank PLC, Senior Notes	5.000%	9/22/16	435,000	481,773
Rabobank Nederland NV, Notes	4.500%	1/11/21	1,000,000	1,072,951
Rabobank Nederland NV, Senior Notes	2.125%	10/13/15	450,000	462,220
SunTrust Banks Inc., Senior Notes	3.600%	4/15/16	555,000	589,047
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	380,000	419,346
Westpac Banking Corp., Senior Notes	4.200%	2/27/15	450,000	472,263

Total Commercial Banks				4,625,788

Consumer Finance - 0.3%
Toyota Motor Credit Corp., Senior Notes	2.000%	9/15/16	400,000	412,155

Diversified Financial Services - 2.2%
Bank of America Corp., Senior Notes	5.625%	10/14/16	1,000,000	1,121,606
IntercontinentalExchange Group Inc., Senior Notes	2.500%	10/15/18	125,000	127,536
JPMorgan Chase & Co., Senior Notes	3.450%	3/1/16	550,000	579,923
JPMorgan Chase & Co., Senior Notes	6.000%	1/15/18	200,000	231,537
National Rural Utilities Cooperative Finance Corp., Medium-Term Notes	8.000%	3/1/32	540,000	745,614
NYSE Euronext, Senior Notes	2.000%	10/5/17	400,000	402,467

Total Diversified Financial Services				3,208,683

Real Estate Investment Trusts (REITs) - 1.1%
Digital Realty Trust Inc., Senior Notes	5.250%	3/15/21	125,000	131,706
HCP Inc., Senior Notes	2.625%	2/1/20	750,000	726,249
Health Care REIT Inc., Senior Notes	3.625%	3/15/16	400,000	420,679
Simon Property Group LP, Senior Notes	4.200%	2/1/15	100,000	103,562
Simon Property Group LP, Senior Notes	4.125%	12/1/21	250,000	264,858

Total Real Estate Investment Trusts (REITs)				1,647,054

TOTAL FINANCIALS				11,205,313

HEALTH CARE - 1.5%
Biotechnology - 0.3%
Gilead Sciences Inc., Senior Notes	3.050%	12/1/16	375,000	396,781

Health Care Equipment & Supplies - 0.2%
Medtronic Inc., Senior Notes	3.000%	3/15/15	175,000	180,994
Stryker Corp., Senior Notes	3.000%	1/15/15	180,000	185,260

Total Health Care Equipment & Supplies				366,254

Health Care Providers & Services - 0.1%
UnitedHealth Group Inc., Senior Notes	1.400%	10/15/17	125,000	125,162

Pharmaceuticals - 0.9%
Merck & Co. Inc., Senior Notes	4.000%	6/30/15	355,000	375,471
Novartis Capital Corp., Senior Notes	4.125%	2/10/14	470,000	474,497

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pharmaceuticals - continued
Wyeth, Notes	5.500%	2/15/16	$425,000	$471,820

Total Pharmaceuticals				1,321,788

TOTAL HEALTH CARE				2,209,985

INDUSTRIALS - 0.7%
Machinery - 0.1%
Flowserve Corp., Senior Notes	4.000%	11/15/23	150,000	149,527

Road & Rail - 0.6%
Norfolk Southern Corp., Senior Notes	7.250%	2/15/31	650,000	824,725

TOTAL INDUSTRIALS				974,252

INFORMATION TECHNOLOGY - 1.6%
Computers & Peripherals - 0.3%
Hewlett-Packard Co., Senior Notes	1.550%	5/30/14	400,000	401,992

Internet Software & Services - 0.2%
eBay Inc., Senior Notes	1.625%	10/15/15	340,000	347,378

Semiconductors & Semiconductor Equipment - 0.6%
Altera Corp., Senior Notes	2.500%	11/15/18	200,000	199,193
Intel Corp., Senior Notes	1.350%	12/15/17	350,000	348,246
Texas Instruments Inc., Senior Notes	1.650%	8/3/19	400,000	388,904

Total Semiconductors & Semiconductor Equipment				936,343

Software - 0.5%
Microsoft Corp., Senior Notes	2.950%	6/1/14	205,000	208,101
Microsoft Corp., Senior Notes	1.625%	9/25/15	450,000	460,343

Total Software				668,444

TOTAL INFORMATION TECHNOLOGY				2,354,157

MATERIALS - 0.4%
Chemicals - 0.4%
Potash Corp. of Saskatchewan Inc., Senior Notes	5.875%	12/1/36	600,000	661,648

TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Verizon Communications Inc., Senior Notes	2.002%	9/14/18	175,000	186,438	(a)
Verizon Communications Inc., Senior Notes	6.350%	4/1/19	400,000	473,052

TOTAL TELECOMMUNICATION SERVICES				659,490

TOTAL CORPORATE BONDS & NOTES (Cost - $19,778,395)				20,794,936

MORTGAGE-BACKED SECURITIES - 2.2%
FHLMC - 1.6%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	1/1/32	306,441	318,212
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	9/1/37	167,944	183,451
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	3/1/19-7/1/35	736,712	788,050
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.500%	6/1/21	198,283	210,140
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	2/1/22-2/1/36	435,923	481,847
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.500%	1/1/37	167,232	185,750
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	2/1/37	151,577	164,111

Total FHLMC				2,331,561

FNMA - 0.2%
Federal National Mortgage Association (FNMA)	6.500%	3/1/29	56	61
Federal National Mortgage Association (FNMA)	4.500%	2/1/35	73,113	78,556
Federal National Mortgage Association (FNMA)	5.500%	6/1/36-11/1/36	29,397	32,098

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - continued
Federal National Mortgage Association (FNMA)	6.000%	5/1/37-9/1/37	$262,053	$286,946

Total FNMA				397,661

GNMA - 0.4%
Government National Mortgage Association (GNMA) I	5.000%	12/15/35	437,501	481,086
Government National Mortgage Association (GNMA) II	7.000%	11/20/36	54,727	63,373

Total GNMA				544,459

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $3,011,151)				3,273,681

MUNICIPAL BONDS - 0.3%
Pennsylvania - 0.3%
County of Montgomery, PA, GO, Build America Bonds (Cost - $405,340)	5.400%	10/1/30	400,000	443,408

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 6.1%
U.S. Government Agencies - 2.8%
Federal Farm Credit Bank (FFCB), Bonds	2.070%	9/27/21	500,000	472,499
Federal Home Loan Bank (FHLB), Bonds	2.500%	7/5/22	500,000	478,240
Federal Home Loan Mortgage Corp. (FHLMC), Notes	2.000%	8/25/16	400,000	415,676
Federal Home Loan Mortgage Corp. (FHLMC), Notes	3.750%	3/27/19	375,000	416,182
Federal Home Loan Mortgage Corp. (FHLMC), Notes	1.250%	10/2/19	245,000	236,098
Federal Home Loan Mortgage Corp. (FHLMC), Notes	2.375%	1/13/22	1,700,000	1,669,624
Federal National Mortgage Association (FNMA), Bonds	6.625%	11/15/30	303,000	410,254

Total U.S. Government Agencies				4,098,573

U.S. Government Obligations - 3.3%
U.S. Treasury Bonds	3.500%	2/15/39	718,000	712,952
U.S. Treasury Bonds	4.375%	11/15/39	204,000	233,580
U.S. Treasury Notes	2.250%	11/30/17	984,000	1,032,508
U.S. Treasury Notes	2.625%	8/15/20	2,629,000	2,758,499

Total U.S. Government Obligations				4,737,539

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $8,656,733)				8,836,112

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $103,607,092)				142,854,854

SHORT-TERM INVESTMENTS - 1.7%
Repurchase Agreements - 1.7%
Interest in $1,150,000,000 joint tri-party repurchase agreement dated 10/31/13 with RBS Securities Inc.; Proceeds at maturity - $1,252,003; (Fully collateralized by various U.S. government obligations, 1.250% to 3.625% due 10/31/18 to 8/15/43; Market value - $1,277,041)	0.080%	11/1/13	1,252,000	1,252,000
Interest in $637,053,000 joint tri-party repurchase agreement dated 10/31/13 with Deutsche Bank Securities Inc.; Proceeds at maturity - $1,252,003; (Fully collateralized by various U.S. government obligations, 0.000% to 1.250% due 11/15/13 to 8/15/43; Market value - $1,280,587)	0.100%	11/1/13	1,252,000	1,252,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $2,504,000)				2,504,000

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2013

VALUE
TOTAL INVESTMENTS - 99.4% (Cost - $106,111,092#)	$145,358,854
Other Assets in Excess of Liabilities - 0.6%	806,044

TOTAL NET ASSETS - 100.0%	$146,164,898

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
PAC	— Planned Amortization Class
REIT	— Real Estate Investment Trust

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Investment Counsel Social Awareness Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$104,700,109	—	—	$104,700,109
Asset-backed securities	—	$693,354	—	693,354
Collateralized mortgage obligations	—	4,113,254	—	4,113,254
Corporate bonds & notes	—	20,794,936	—	20,794,936
Mortgage-backed securities	—	3,273,681	—	3,273,681
Municipal bonds	—	443,408	—	443,408
U.S. government & agency obligations	—	8,836,112	—	8,836,112

Total long-term investments	$104,700,109	$38,154,745	—	$142,854,854

Short-term investments†	—	2,504,000	—	2,504,000

Total investments	$104,700,109	$40,658,745	—	$145,358,854

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At October 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$39,754,206
Gross unrealized depreciation	(506,444)

Net unrealized appreciation	$39,247,762

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended October 31, 2013, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	December 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	December 20, 2013

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	December 20, 2013